UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

☒  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001647862

CIM Trust 2017-7

(Exact name of issuing entity as specified in its charter) Central Index Key Number of issuing entity: N/A Central Index Key Number of underwriter (if applicable): N/A Rob Colligan (212) 626-2300
Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01  Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see Item 3, Exhibits 99.1 and 99.2 for the related information.

Item 3.	Exhibits

99.1        Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC.

Schedule 1 – Description of the Due Diligence Services Performed (prepared by AMC Diligence, LLC)

Schedule 2 – Data Compare Report (prepared by AMC Diligence, LLC)

Schedule 3 – Compliance Summary – Exception Standard (prepared by AMC Diligence, LLC)

Schedule 4 – Compliance Summary – Loan Level Exception (prepared by AMC Diligence, LLC)

Schedule 5 – Compliance Summary (prepared by JCIII & Associates, Inc., a subsidiary of AMC Diligence, LLC)

Schedule 6 – Exception Report (prepared by JCIII & Associates, Inc., a subsidiary of AMC Diligence, LLC)

Schedule 7 – Itemized Report (prepared by JCIII & Associates, Inc., a subsidiary of AMC Diligence, LLC)

Schedule 8 – Pay History Report (prepared by AMC Diligence, LLC)

Schedule 9 – Servicing Comment Report (prepared by AMC Diligence, LLC)

99.2       Disclosures required by Rule 15Ga-2 for Meridian Asset Services, Inc.

Schedule 1 – Narrative

Schedule 2 – Title & Lien Report – Exception Level Review Data

Schedule 3 – Title & Lien Report – Loan Level Exception Data

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SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  September 22, 2017

Chimera Mortgage Securities LLC (Depositor)

By:	/s/ Rob Colligan
Name: Rob Colligan
Title: Treasurer

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EXHIBIT INDEX

Exhibit Number

99.1       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC.

Schedule 1 – Description of the Due Diligence Services Performed (prepared by AMC Diligence, LLC)

Schedule 2 – Data Compare Report (prepared by AMC Diligence, LLC)

Schedule 3 – Compliance Summary – Exception Standard Report (prepared by AMC Diligence, LLC)

Schedule 4 – Compliance Summary – Loan Level Exception Report (prepared by AMC Diligence, LLC)

Schedule 5 – Compliance Summary (prepared by JCIII & Associates, Inc., a subsidiary of AMC Diligence, LLC)

Schedule 6 – Exception Report (prepared by JCIII & Associates, Inc., a subsidiary of AMC Diligence, LLC)

Schedule 7 – Itemized Report (prepared by JCIII & Associates, Inc., a subsidiary of AMC Diligence, LLC)

Schedule 8 – Pay History Report (prepared by AMC Diligence, LLC)

Schedule 9 – Servicing Comment Report (prepared by AMC Diligence, LLC)

99.2       Disclosures required by Rule 15Ga-2 for Meridian Asset Services, Inc.

Schedule 1 – Narrative

Schedule 2 – Title & Lien Report – Exception Level Review Data

Schedule 3 – Title & Lien Report – Loan Level Exception Data

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